Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
In thousands	2012	2011
8¼% Limited convertible senior subordinated notes due 2012	$1,096	$1,153
9½% Subordinated debentures due 2012	334	339
Revolving loan – bank secured	1,000	500
Real estate mortgage – secured, due in monthly installments through 2015	512	565
Long-term debt, including current portion	2,942	2,557
Less portion due within one year	2,487	2,045
Long-term debt	$ 455	$ 512

Schedule of Maturities of Long-term Debt [Table Text Block]
In thousands	2013	2014	2015	2016	2017
Long-term debt due	$2,487	$61	$394	$ -	$ -
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